Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 4,842	$ 4,574
Deferred tax liability	(2,614)	(1,972)
Net deferred tax assets (liabilities)	$ 2,228	$ 2,602	$ 2,504